Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Debt Instrument [Line Items]
Obligations under finance leases	¥ 16,104	¥ 20,137
Total	34,710,293	35,171,041
Debt issuance cost	(13,694)	(13,390)
Total, after debt issuance costs	34,696,599	35,157,651
MUFG:
Debt Instrument [Line Items]
Obligations under finance leases	3,326	4,989
Total	10,083,549	9,253,642
MUFG: | Unsubordinated Debt
Debt Instrument [Line Items]
Long-term debt	6,712,325	5,490,157
MUFG: | Unsubordinated Debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 5,501,311	4,224,401
MUFG: | Unsubordinated Debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.85%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.29%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 508,524	482,856
MUFG: | Unsubordinated Debt | Fixed Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.34%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.75%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 37,424	34,262
MUFG: | Unsubordinated Debt | Fixed Rate Bonds III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.08%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.05%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 95,900	0
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.14%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.42%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 68,350	0
Interest rate, stated percentage	0.34%
MUFG: | Unsubordinated Debt | Floating Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 416,171	669,464
MUFG: | Unsubordinated Debt | Floating Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.05%
MUFG: | Unsubordinated Debt | Floating Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.24%
MUFG: | Unsubordinated Debt | Floating Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 47,845	45,430
Interest rate, stated percentage	0.02%
MUFG: | Unsubordinated Debt | Floating Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 36,800	33,744
Interest rate, stated percentage	1.31%
MUFG: | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt	¥ 3,367,898	3,758,496
MUFG: | Subordinated Debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 771,014	776,886
MUFG: | Subordinated Debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.37%
MUFG: | Subordinated Debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.39%
MUFG: | Subordinated Debt | Adjustable Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 905,925	1,072,209
MUFG: | Subordinated Debt | Adjustable Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.29%
MUFG: | Subordinated Debt | Adjustable Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.58%
MUFG: | Subordinated Debt | Adjustable Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 1,486,734	1,704,816
MUFG: | Subordinated Debt | Adjustable Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.82%
MUFG: | Subordinated Debt | Adjustable Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.50%
MUFG: | Subordinated Debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 31,500	31,500
MUFG: | Subordinated Debt | Adjustable Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.30%
MUFG: | Subordinated Debt | Adjustable Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.46%
MUFG: | Subordinated Debt | Adjustable Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 86,725	87,085
MUFG: | Subordinated Debt | Adjustable Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.85%
MUFG: | Subordinated Debt | Adjustable Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.17%
MUFG: | Subordinated Debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 86,000	86,000
MUFG: | Subordinated Debt | Floating Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.57%
MUFG: | Subordinated Debt | Floating Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.79%
MUFG Bank:
Debt Instrument [Line Items]
Obligations under finance leases	¥ 4,419	4,628
Total	21,396,282	21,879,593
MUFG Bank: | Unsubordinated Debt
Debt Instrument [Line Items]
Long-term debt	20,540,145	20,807,593
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 72,400	123,300
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.63%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.34%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 1,052,443	1,041,115
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.70%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 6,152	109,619
Interest rate, stated percentage	1.81%
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 714,718	721,941
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.16%
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.45%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds IV
Debt Instrument [Line Items]
Long-term debt	¥ 0	¥ 3,100
Interest rate, stated percentage		0.00%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 18,582,830	¥ 18,689,074
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.25%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 8,371	7,833
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.72%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.93%
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 103,231	111,611
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.40%
MUFG Bank: | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt	¥ 332,000	449,300
MUFG Bank: | Subordinated Debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 236,000	350,900
MUFG Bank: | Subordinated Debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.39%
MUFG Bank: | Subordinated Debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.91%
MUFG Bank: | Subordinated Debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 10,000	10,000
Interest rate, stated percentage	1.06%
MUFG Bank: | Subordinated Debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 15,000	15,000
Interest rate, stated percentage	0.25%
MUFG Bank: | Subordinated Debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 71,000	73,400
MUFG Bank: | Subordinated Debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.43%
MUFG Bank: | Subordinated Debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.24%
MUFG Bank: | Obligations under loan securitization transaction accounted for as secured borrowings due 2022, principally 2.25%
Debt Instrument [Line Items]
Long-term debt	¥ 519,718	618,072
MUFG Bank: | Obligations under loan securitization transaction accounted for as secured borrowings due 2022, principally 2.25% | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.13%
MUFG Bank: | Obligations under loan securitization transaction accounted for as secured borrowings due 2022, principally 2.25% | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	10.00%
Other subsidiaries:
Debt Instrument [Line Items]
Obligations under finance leases	¥ 8,359	10,520
Total	3,230,462	4,037,806
Other subsidiaries: | Unsubordinated Debt
Debt Instrument [Line Items]
Long-term debt	2,893,447	3,621,245
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 1,088,884	878,276
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	17.30%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 124,841	885,950
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	21.50%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes III
Debt Instrument [Line Items]
Long-term debt	¥ 10,796	2,719
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes IV
Debt Instrument [Line Items]
Long-term debt	¥ 230,630	349,666
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes IV | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes IV | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	7.15%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes V
Debt Instrument [Line Items]
Long-term debt	¥ 306,778	320,663
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes V | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	9.50%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes V | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 1,000,691	1,007,882
Other subsidiaries: | Unsubordinated Debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	65.00%
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 130,597	174,997
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	53.50%
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings Bonds And Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 230	1,092
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings Bonds And Notes II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings Bonds And Notes II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.00%
Other subsidiaries: | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt	¥ 328,655	406,030
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 114,946	184,894
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.36%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.61%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 2,262	1,212
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	7.50%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	9.90%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes III
Debt Instrument [Line Items]
Long-term debt	¥ 208,581	209,189
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.00%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.90%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes IV
Debt Instrument [Line Items]
Long-term debt	¥ 0	¥ 6,915
Interest rate, stated percentage		0.00%
Other subsidiaries: | Subordinated Debt | Floating Rate Borrowings Bonds And Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 2,866	¥ 3,820
Interest rate, stated percentage	6.90%
Other subsidiaries: | Obligations under loan securitization transaction accounted for as secured borrowings due 2022, principally 2.25%
Debt Instrument [Line Items]
Long-term debt	¥ 1	¥ 11
Other subsidiaries: | Obligations under loan securitization transaction accounted for as secured borrowings due 2022, principally 2.25% | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.25%